Income Taxes (Details) - USD ($)		2 Months Ended		3 Months Ended		12 Months Ended
	Aug. 16, 2022	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Income Taxes [Line Items]
U.S. federal net operating loss carryover (in Dollars)		$ 7,458,627				$ 7,458,627
Taxable income	1.00%	27.65%	20.97%	31.00%	20.00%
Taxable income limitation						80.00%
Taxable income years prior						100.00%
Statutory federal income tax rate		21.00%	21.00%
UNITED STATES
Income Taxes [Line Items]
Taxable income						80.00%
Modified taxable income						80.00%
Statutory federal income tax rate						21.00%